Trade Accounts Payable and Others - Schedule of Trade Accounts Payable and Others (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2025	Jun. 30, 2024
Schedule of Trade Accounts Payable and Others [Abstract]
Trade accounts payable	R$ 103,659	R$ 67,192
Taxes payable	16,659	15,437
Dividends payable	32,785	54,869
Advances to customers	16,767	34,291
Other liabilities	6,160	2,513
Total current	176,029	174,302
Taxes payable	38,120	30,822
Other liabilities	8,699	5,904
Total noncurrent	R$ 46,819	R$ 36,726